Exhibit 99.1

Volkswagen Auto Lease Trust 2023-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-31-24	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		6/17/2024
2	Payment Date		6/20/2024
3	Collection Period	5/1/2024	5/31/2024	31
4	Monthly Interest Period- Actual	5/20/2024	6/19/2024	31
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00	-	-	-	-	-
7	Class A-2-A Notes	470,000,000.00	398,924,670.46	-	29,189,475.36	369,735,195.10	0.7866706
8	Class A-2-B Notes	162,000,000.00	137,501,694.92	-	10,061,053.21	127,440,641.71	0.7866706
9	Class A-3 Notes	559,000,000.00	559,000,000.00	-	-	559,000,000.00	1.0000000
10	Class A-4 Notes	89,000,000.00	89,000,000.00	-	-	89,000,000.00	1.0000000
11	Equals: Total Securities	$1,500,000,000.00	$1,184,426,365.38	$-	$39,250,528.57	$1,145,175,836.81
12	Overcollateralization	244,189,004.05	279,070,240.65			279,070,240.65
13	Total Securitization Value	$1,744,189,004.05	$1,463,496,606.03			$1,424,246,077.46

14	NPV Lease Payments Receivable	786,561,375.58	501,858,254.11			469,907,804.05
15	NPV Base Residual	957,627,628.47	961,638,351.92			954,338,273.41
16	Number of Leases	60,086	54,940			53,945

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	5.63300%	N/A	-	-	-	-
18	Class A-2-A Notes	5.87000%	N/A	1,951,406.51	4.1519288	31,140,881.87	66.2571955
19	Class A-2-B Notes	5.89340%	5.32340%	697,803.53	4.3074292	10,758,856.74	66.4126959
20	Class A-3 Notes	5.81000%	N/A	2,706,491.67	4.8416667	2,706,491.67	4.8416667
21	Class A-4 Notes	5.80000%	N/A	430,166.67	4.8333333	430,166.67	4.8333333
	Equals: Total Securities			5,785,868.38		45,036,396.95

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Lease Payments Received	32,320,022.78
23	Pull Ahead Waived Payments	-
24	Sales Proceeds - Early Terminations	22,628,634.30
25	Sales Proceeds - Scheduled Terminations	1,249,014.54
26	Security Deposits for Terminated Accounts	700.00
27	Excess Wear and Tear Received	778.95
28	Excess Mileage Charges Received	13,971.14
29	Proceeds Received on Defaulted Leases and Other Recoveries	293,956.43
30	Subtotal: Total Collections	56,507,078.14
31	Repurchase Payments	-
32	Postmaturity Term Extension	-
33	Investment Earnings on Collection Account	301,194.48
34	Total Available Funds, prior to Servicer Advances	56,808,272.62
35	Servicer Advance	-
36	Total Available Funds	56,808,272.62
37	Reserve Account Draw	-
38	Available for Distribution	56,808,272.62

D.	DISTRIBUTIONS
39	Payment Date Advance Reimbursement (Item 84)		-
40	Servicing Fee (Servicing and Administrative Fees paid pro rata):
41	Servicing Fee Shortfall from Prior Periods		-
42	Servicing Fee Due in Current Period		1,219,580.51
43	Servicing Fee Shortfall		-
44	Administration Fee (Servicing and Administrative Fees paid pro rata):
45	Administration Fee Shortfall from Prior Periods		-
46	Administration Fee Due in Current Period		2,500.00
47	Administration Fee Shortfall		-
48	Interest Shortfall from Prior Periods
49	Interest Paid to Noteholders		5,785,868.38
50	First Priority Principal Distribution Amount		-
51	Amount Paid to Reserve Account to Reach Specified Balance		-
52	Subtotal: Remaining Available Funds	49,800,323.74
53	Regular Principal Distribution Amount	39,250,528.57
54	Regular Principal Paid to Noteholders (lesser of Item 52 and Item 53)		39,250,528.57
55	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		-
56	Remaining Available Funds		10,549,795.17

Volkswagen Auto Lease Trust 2023-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-31-24	PAGE 2

E.	CALCULATIONS
57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,184,426,365.38
59	Less: Aggregate Securitization Value (End of Collection Period)	(1,424,246,077.46)
60	First Priority Principal Distribution Amount (not less than zero)	-

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,184,426,365.38
63	Less: Targeted Note Balance	(1,145,175,836.81)
64	Less: First Priority Principal Distribution Amount	-
65	Regular Principal Distribution Amount	39,250,528.57

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)	1,424,246,077.46
68	Less: Targeted Overcollateralization Amount (16% of Initial Securitization Value)	(279,070,240.65)
69	Targeted Note Balance	1,145,175,836.81

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 34)	56,808,272.62
72	Less: Payment Date Advance Reimbursement (Item 84)	-
73	Less: Servicing Fees Paid (Items 41, 42 and 43)	1,219,580.51
74	Less: Administration Fees Paid (Items 45, 46 and 47)	2,500.00
75	Less: Interest Paid to Noteholders (Item 49)	5,785,868.38
76	Less: 1st Priority Principal Distribution (Item 60)	-

77	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	49,800,323.74
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 77 > 0)	N/A
79	Servicer Advance (If Item 77 < 0, lesser of Item 78 and absolute value of Item 77, else 0)	-

80	Total Available Funds after Servicer Advance (Item 77 plus Item 78)	49,800,323.74
81	Reserve Account Draw Amount (If Item 80 is < 0, Lesser of the Reserve Account Balance and Item 80)	-

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance	-
84	Payment Date Advance Reimbursement	-
85	Additional Payment Advances for current period	-
86	Ending Balance of Payment Advance	-

F.	RESERVE ACCOUNT
87	Reserve Account Balances:
88	Targeted Reserve Account Balance	4,360,472.51
89	Initial Reserve Account Balance	4,360,472.51

90	Beginning Reserve Account Balance	4,360,472.51
91	Plus: Net Investment Income for the Collection Period	19,271.19
92	Subtotal: Reserve Fund Available for Distribution	4,379,743.70
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 51)	-
94	Less: Reserve Account Draw Amount (Item 81)	-
95	Subtotal Reserve Account Balance	4,379,743.70
96	Less: Excess Reserve Account Funds to Transferor (If Item 95 > Item 88)	19,271.19
97	Equals: Ending Reserve Account Balance	4,360,472.51

98	Change in Reserve Account Balance from Immediately Preceding Payment Date	-

99	Current Period Net Residual Losses:	Units	Amounts
100	Aggregate Securitization Value for Scheduled Terminated Units	50	1,143,374.15
101	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(1,260,986.63)
102	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		-
103	Less: Excess Wear and Tear Received		(778.95)
104	Less: Excess Mileage Received		(13,971.14)
105	Current Period Net Residual Losses/(Gains)	50	(132,362.57)
106	Cumulative Net Residual Losses:
107	Beginning Cumulative Net Residual Losses	42	(136,225.47)
108	Current Period Net Residual Losses (Item 105)	50	(132,362.57)
109	Ending Cumulative Net Residual Losses	92	(268,588.04)
110	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.02%

Volkswagen Auto Lease Trust 2023-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-31-24	PAGE 3

G.	POOL STATISTICS
111	Collateral Pool Balance Data	Initial	Current
112	Aggregate Securitization Value	1,744,189,004.05	1,424,246,077.46
113	Aggregate Base Residual Value	1,244,482,210.81	1,128,842,403.83
114	Number of Current Contracts	60,086	53,945
115	Weighted Average Lease Rate	5.30%	5.38%
116	Average Remaining Term	25.3	15.9
117	Average Original Term	39.8	39.7
118	Proportion of Base Prepayment Assumption Realized		110.65%
119	Actual Monthly Prepayment Speed		1.03%
120	Turn-in Ratio on Scheduled Terminations		86.00%

		Sales Proceeds	Units	Book Amount	Securitization Value
121	Pool Balance - Beginning of Period		54,940	1,754,906,471.60	1,463,496,606.03
122	Depreciation/Payments			(23,581,358.63)	(17,544,359.07)
123	Gross Credit Losses		(27)	(967,031.32)	(885,883.69)
124	Early Terminations - Purchased by Customer		(82)	(2,353,276.24)	(1,988,936.73)
125	Early Terminations - Sold at Auction		(10)	(304,673.86)	(269,871.24)
126	Early Terminations - Purchased by Dealer		(826)	(20,028,997.86)	(17,418,103.69)
127	Early Terminations - Lease Pull Aheads		-	-	-
128	Scheduled Terminations - Purchased by Customer	163,400	(7)	(163,717.81)	(148,975.77)
129	Scheduled Terminations - Sold at Auction	134,517	(4)	(137,388.44)	(123,819.23)
130	Scheduled Terminations - Purchased by Dealer	951,097	(39)	(958,326.01)	(870,579.15)
131	Pool Balance - End of Period		53,945	1,706,411,701.43	1,424,246,077.46

132	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
133	Current		53,635	1,415,595,120.63	99.39%
134	31 - 60 Days Delinquent		241	6,648,651.74	0.47%
135	61 - 90 Days Delinquent		38	1,166,764.44	0.08%
136	91+ Days Delinquent		31	835,540.65	0.06%
137	Total		53,945	1,424,246,077.46	100.00%

138	Delinquency Trigger	6.86%
139	Delinquency Percentage (61 - Day Delinquent Receivables)	0.14%
140	Delinquency Trigger occurred in this collection Period?	No

141	Credit Losses:	Units	Amounts
142	Aggregate Securitization Value on charged-off units	27	885,883.69
143	Aggregate Liquidation Proceeds on charged-off units		(203,885.47)
144	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		-
145	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		-
146	Recoveries on charged-off units		(90,070.96)
147	Current Period Aggregate Net Credit Losses/(Gains)	27	591,927.26

148	Cumulative Net Credit Losses:
149	Beginning Cumulative Net Credit Losses	110	2,025,449.31
150	Current Period Net Credit Losses (Item 147)	27	591,927.26
151	Ending Cumulative Net Credit Losses	137	2,617,376.57
152	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.15%

153	Aging of Scheduled Maturies Not Sold	Units
154	1 - 60 Days since Contract Maturity	24
155	61 - 120 Days since Contract Maturity	-
156	121+ Days since Contract Maturity	-

Summary of Material Modifications, Extensions or Waivers

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

VW CREDIT, INC., as Servicer